Lease - Future minimum lease payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease
Rental expenses	¥ 34,090	¥ 39,581
2019		33,740
2020		19,554
2021		12,507
2022		2,624
2023		402
Total		¥ 68,827